Note 5 - Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Network and Base Station Equipment [Member]
Property, Plant, and Equipment Gross	$ 41,259,646	$ 38,351,119	$ 35,836,469
Customer Premise Equipment [Member]
Property, Plant, and Equipment Gross	33,291,213	30,910,874	26,511,691
Information Technology [Member]
Property, Plant, and Equipment Gross	4,851,736	4,810,865	4,628,555
Furniture and Fixtures [Member]
Property, Plant, and Equipment Gross	1,713,430	1,713,722	1,669,340
Leasehold Improvements [Member]
Property, Plant, and Equipment Gross	1,629,100	1,623,559	1,599,393
Property, Plant, and Equipment Gross	82,745,125	77,410,139	70,245,448
Less: accumulated depreciation	64,199,535	56,174,755	47,098,471
Property and equipment, net	$ 18,545,590	$ 21,235,384	$ 23,146,977